Analysis of operating revenues and segmental analysis - Reportable segment information (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reportable segment information
Number of key separate airlines operated by entity	5
Scheduled revenues	€ 10,556,000,000	€ 9,229,800,000	€ 9,145,100,000
Ancillary revenues	4,988,300,000	4,718,700,000	4,298,700,000
Segment revenues	15,544,300,000	13,948,500,000	13,443,800,000
Profit for the year	2,173,700,000	1,611,600,000	1,917,100,000
Depreciation	(1,373,400,000)	(1,214,400,000)	(1,059,500,000)
Finance expense	(37,800,000)	(66,500,000)	(83,000,000)
Finance and other income	117,800,000	290,500,000	144,800,000
Capital expenditure	(1,801,200,000)	(1,351,900,000)	(1,969,300,000)
Staff costs	(1,856,500,000)	(1,751,100,000)	(1,500,000,000)
Reportable segment assets	19,747,700,000	17,507,000,000	17,175,600,000
Reportable segment liabilities	9,646,300,000	10,470,100,000	9,561,400,000
Italian competition authority proceedings
Reportable segment information
Exceptional expense, legal proceedings	€ 85,000,000
Percentage of claims for which charge has been recognized	33.00%
Operating segments | Ryanair DAC
Reportable segment information
Scheduled revenues	€ 10,430,600,000	9,120,600,000	9,037,700,000
Ancillary revenues	4,987,900,000	4,718,700,000	4,298,700,000
Segment revenues	16,220,700,000	14,597,800,000	14,081,000,000
Profit for the year	2,110,200,000	1,541,000,000	1,860,000,000
Depreciation	(1,334,900,000)	(1,175,100,000)	(1,018,000,000)
Finance expense	(31,900,000)	(58,600,000)	(74,700,000)
Finance and other income	117,800,000	290,500,000	144,800,000
Capital expenditure	(1,725,900,000)	(1,278,100,000)	(1,926,600,000)
Staff costs	(1,174,000,000)	(1,113,500,000)	(931,200,000)
Reportable segment assets	19,395,500,000	17,199,200,000	16,867,500,000
Reportable segment liabilities	9,147,100,000	9,936,700,000	8,948,700,000
Operating segments | Other Airlines
Reportable segment information
Scheduled revenues	125,400,000	109,200,000	107,400,000
Ancillary revenues	400,000
Segment revenues	1,677,300,000	1,581,200,000	1,473,500,000
Profit for the year	63,500,000	70,600,000	57,100,000
Depreciation	(38,500,000)	(39,300,000)	(41,500,000)
Finance expense	(5,900,000)	(7,900,000)	(8,300,000)
Capital expenditure	(75,300,000)	(73,800,000)	(42,700,000)
Staff costs	(682,500,000)	(637,600,000)	(568,800,000)
Reportable segment assets	352,200,000	307,800,000	308,100,000
Reportable segment liabilities	499,200,000	533,400,000	612,700,000
Elimination | Reportable segments
Reportable segment information
Segment revenues	(2,353,700,000)	(2,230,500,000)	(2,110,700,000)
Elimination | Ryanair DAC
Reportable segment information
Segment revenues	(802,200,000)	(758,500,000)	(744,600,000)
Elimination | Other Airlines
Reportable segment information
Segment revenues	€ (1,551,500,000)	€ (1,472,000,000)	€ (1,366,100,000)